LOSS PER SHARE	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 18. LOSS PER SHARE

Basic loss per common share is computed by dividing net loss allocable to common shareholders by the weighted average number of shares of common stock or common stock equivalents outstanding. Diluted loss per common share is computed similar to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue common stock were exercised or converted into common stock.

The following outstanding warrants, options and preferred shares were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

	Year Ended June 30,
	2023	2022
Warrants - Common stock (March 23 public raise)	3,270	-
Warrants - Series A	70,068	70,068
Warrants - Series B	2,620	2,620
Private placement warrants (Dec 2022)	26,478	-
Warrants issued to Winx Capital Pty Ltd	1,324	-
Warrants issued to underwriters (IPO)	3,177	3,177
Warrants issued to underwriters (March 23 public raise)	32,750	-
Pre IPO warrants	136,834	136,834
Warrants issued to LSBD	150,000	150,000